WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 37.2%
Angola - 0.3%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	700,000		$634,060	(a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	400,000		344,639	(b)

Total Angola					978,699

Argentina - 2.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	3,797,393		1,541,987
Argentine Republic Government International Bond, Senior Notes, Step bond (4.250% to 7/9/24 then 5.000%)	4.250%	1/9/38	2,874,178		1,112,118
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	4,772,122		1,873,861	(b)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	560,000		219,894	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,600,000		2,132,000	(b)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	1,034,131		791,110	(b)(c)

Total Argentina					7,670,970

Australia - 0.8%
Australia Government Bond, Senior Notes	3.000%	3/21/47	4,800,000	AUD	2,514,700	(a)

Brazil - 1.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,552,000	BRL	2,744,523
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	8,024,000	BRL	1,583,487

Total Brazil					4,328,010

Dominican Republic - 0.7%
Dominican Republic International Bond, Senior Notes	11.250%	9/15/35	57,000,000	DOP	1,045,673	(b)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	1,270,000		1,081,815	(b)

Total Dominican Republic					2,127,488

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report	1

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.3%
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP $	110,570
Egypt Government International Bond, Senior Notes	5.250%	10/6/25	960,000		846,536	(a)

Total Egypt					957,106

Indonesia - 6.9%
Indonesia Treasury Bond	8.250%	5/15/29	124,441,000,000	IDR	8,502,285
Indonesia Treasury Bond	6.500%	2/15/31	143,819,000,000	IDR	9,041,093
Indonesia Treasury Bond	7.000%	2/15/33	56,584,000,000	IDR	3,689,040
Indonesia Treasury Bond	8.375%	3/15/34	14,191,000,000	IDR	1,012,993

Total Indonesia					22,245,411

Ivory Coast - 1.3%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	2,150,000	EUR	1,954,184	(b)
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	327,537		316,865	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,420,000		1,281,877	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	650,000		586,774	(b)

Total Ivory Coast					4,139,700

Jamaica - 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	35,500,000	JMD	240,760

Kenya - 0.4%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	1,600,000		1,438,296	(a)

Mexico - 7.5%
Mexican Bonos, Bonds	8.000%	11/7/47	127,340,000	MXN	6,488,151
Mexican Bonos, Senior Notes	7.750%	11/13/42	357,935,400	MXN	17,884,188

Total Mexico					24,372,339

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	1,080,000		941,407	(a)

Poland - 4.2%
Republic of Poland Government Bond	1.750%	4/25/32	70,260,000	PLN	13,662,988

See Notes to Schedule of Investments.

2	Western Asset Macro Opportunities Fund 2024 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 3.4%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	263,170,000	ZAR	$9,256,106
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	59,640,000	ZAR	1,922,910

Total South Africa					11,179,016

Supranational - 7.2%
European Bank for Reconstruction & Development, Senior Notes	5.000%	10/6/26	38,012,000,000	IDR	2,349,252
European Bank for Reconstruction & Development, Senior Notes	7.050%	8/10/33	497,000,000	INR	6,124,034
Inter-American Development Bank, Senior Notes	7.000%	4/17/33	1,209,000,000	INR	14,775,096

Total Supranational					23,248,382

Zambia - 0.1%
Zambia Government International Bond, Senior Notes	8.500%	4/14/24	550,000		350,501	*(b)(d)

TOTAL SOVEREIGN BONDS (Cost - $119,938,916)					120,395,773

CORPORATE BONDS & NOTES - 29.7%
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.2%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	220,000		191,961	(b)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	580,000		453,301	(b)

Total Diversified Telecommunication Services					645,262

Media - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,130,000		899,184	(b)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	420,000		161,296
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	240,000		189,451	(b)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	30,000		20,238	(b)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000		199,371

Total Media					1,469,540

Wireless Telecommunication Services - 0.8%
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,210,000		1,172,096	(b)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	320,000		231,451	(b)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report	3

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.250%	1/31/31	470,000	$411,403	(b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,020,000	914,803	(b)

Total Wireless Telecommunication Services				2,729,753

TOTAL COMMUNICATION SERVICES				4,844,555

CONSUMER DISCRETIONARY - 4.8%
Automobiles - 0.3%
Ford Motor Co., Senior Notes	6.100%	8/19/32	960,000	962,423
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000	175,592

Total Automobiles				1,138,015

Broadline Retail - 1.5%
Amazon.com Inc., Senior Notes	4.050%	8/22/47	4,500,000	4,019,309	(e)
Prosus NV, Senior Notes	4.027%	8/3/50	1,290,000	825,822	(b)

Total Broadline Retail				4,845,131

Hotels, Restaurants & Leisure - 3.0%
Carnival Corp., Senior Notes	10.500%	6/1/30	2,030,000	2,230,188	(b)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	50,000	48,313
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	30,000	28,691
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,970,000	1,939,862	(b)
Sands China Ltd., Senior Notes	5.375%	8/8/25	1,210,000	1,198,136
Sands China Ltd., Senior Notes	2.550%	3/8/27	960,000	870,305
Sands China Ltd., Senior Notes	3.100%	3/8/29	630,000	544,721
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	670,000	640,259	(b)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	840,000	832,609	(b)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	1,320,000	1,283,198	(b)

Total Hotels, Restaurants & Leisure				9,616,282

TOTAL CONSUMER DISCRETIONARY				15,599,428

ENERGY - 9.9%
Oil, Gas & Consumable Fuels - 9.9%
Apache Corp., Senior Notes	7.750%	12/15/29	190,000	206,588
Apache Corp., Senior Notes	6.000%	1/15/37	410,000	407,638
Apache Corp., Senior Notes	5.250%	2/1/42	1,210,000	1,013,272
Apache Corp., Senior Notes	7.375%	8/15/47	100,000	100,813
Apache Corp., Senior Notes	5.350%	7/1/49	940,000	769,423
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	780,000	765,789	(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	580,000	586,044	(b)

See Notes to Schedule of Investments.

4	Western Asset Macro Opportunities Fund 2024 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	240,000	$196,633
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	660,000	696,187	(b)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	620,000	676,750	(b)
Devon Energy Corp., Senior Notes	7.875%	9/30/31	220,000	253,732
Devon Energy Corp., Senior Notes	7.950%	4/15/32	340,000	395,564
Ecopetrol SA, Senior Notes	5.375%	6/26/26	1,590,000	1,571,408
Ecopetrol SA, Senior Notes	8.875%	1/13/33	10,000	10,566
Ecopetrol SA, Senior Notes	8.375%	1/19/36	900,000	912,038
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,450,000	3,123,796	(f)(g)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,370,000	1,343,497	(f)(g)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	325,000	314,974	(f)(g)
Energy Transfer LP, Senior Notes	6.850%	2/15/40	400,000	427,021
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	77,499
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	1,004,128
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	180,000	143,152
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	540,000	583,637
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,050,000	861,834
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,450,000	3,438,063
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	604,000	450,605
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	150,000	151,407
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,290,000	1,198,413

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report	5

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,300,000	$820,252
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	9.751%	3/4/24	800,000	795,023	(f)(g)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	560,000	595,737
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,170,243	(b)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,800,000	1,668,637
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000	1,933,901
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	720,000	631,823
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	890,000	788,717
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,090,000	1,324,447
YPF SA, Senior Notes	8.500%	7/28/25	610,000	588,721	(b)

TOTAL ENERGY				31,997,972

FINANCIALS - 7.5%
Banks - 5.8%
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	6.046%	2/16/24	610,000	510,710	(f)(g)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,630,000	1,592,306	(b)(f)(g)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	2,400,000	2,331,000	(f)(g)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	630,000	641,556	(g)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000	195,174	(b)(f)(g)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	200,000	213,517	(b)(f)(g)

See Notes to Schedule of Investments.

6	Western Asset Macro Opportunities Fund 2024 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	4,970,000		$4,910,656	(f)(g)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	880,000		877,563	(f)(g)
Credit Agricole SA, Junior Subordinated Notes (7.500% to 6/23/26 then GBP 5 year Swap Rate + 4.812%)	7.500%	6/23/26	1,680,000	GBP	2,111,548	(b)(f)(g)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,341,406	(b)(f)(g)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		853,474	(f)(g)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		198,764	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	210,000		209,428	(b)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	210,000		218,637	(g)
Wells Fargo & Co., Junior Subordinated Notes	5.875%	6/15/25	497,000		495,134	(f)(g)

Total Banks					18,700,873

Capital Markets - 0.6%
Credit Suisse AG AT1 Claim	—	—	10,610,000		1,220,150	*(h)
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.406%	3/4/24	109,000		90,985	(f)(g)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	500,000		536,094	(b)(f)(g)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	250,000		272,978	(b)(f)(g)

Total Capital Markets					2,120,207

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report	7

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - 0.4%
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.812%)	7.186%	12/21/65	740,000	$573,300	(b)(g)
Toll Road Investors Partnership II LP	0.000%	2/15/24	520,000	518,665	(b)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000	70,369	(b)

Total Financial Services				1,162,334

Insurance - 0.7%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	2,350,000	2,372,882	(b)(c)

TOTAL FINANCIALS				24,356,296

HEALTH CARE - 3.5%
Health Care Providers & Services - 0.7%
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	726,584
HCA Inc., Senior Notes	7.500%	11/15/95	1,250,000	1,400,579

Total Health Care Providers & Services				2,127,163

Pharmaceuticals - 2.8%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	6,030,000	2,592,676	(b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	470,000	198,175	(b)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	1,746,000	1,675,419
Teva Pharmaceutical Finance
Netherlands III BV, Senior Notes	4.100%	10/1/46	6,917,000	4,741,459

Total Pharmaceuticals				9,207,729

TOTAL HEALTH CARE				11,334,892

INDUSTRIALS - 1.0%
Ground Transportation - 0.4%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,510,000	1,548,713
Passenger Airlines - 0.4% American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	140,000	148,490	(b)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,220,000	1,129,546	(b)

Total Passenger Airlines				1,278,036

See Notes to Schedule of Investments.

8	Western Asset Macro Opportunities Fund 2024 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.2%
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	$314,739
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	310,000	279,939

Total Trading Companies & Distributors				594,678

TOTAL INDUSTRIALS				3,421,427

MATERIALS - 0.9%
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc., Senior Notes	5.250%	8/15/27	890,000	666,625	(b)

Metals & Mining - 0.7%
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	1,260,000	1,201,585	(b)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	200,000	181,299	(b)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	230,000	213,612	(b)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	530,000	514,148

Total Metals & Mining				2,110,644

TOTAL MATERIALS				2,777,269

UTILITIES - 0.6%
Electric Utilities - 0.6%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	1,726,277	(b)
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	200,000	148,334

TOTAL UTILITIES				1,874,611

TOTAL CORPORATE BONDS & NOTES (Cost - $102,060,321)				96,206,450

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.5%
U.S. Government Obligations - 10.5%
U.S. Treasury Bonds	1.250%	5/15/50	410,000	213,553
U.S. Treasury Bonds	3.625%	5/15/53	2,000,000	1,797,656	(e)
U.S. Treasury Bonds	4.125%	8/15/53	3,580,000	3,521,266	(e)
U.S. Treasury Notes	4.000%	2/29/28	10,900,000	10,933,211	(i)
U.S. Treasury Notes	3.625%	3/31/28	17,850,000	17,657,903	(e)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $33,802,423)				34,123,589

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report	9

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 6.0%
FNMA - 2.4%
Federal National Mortgage Association (FNMA)	4.500%	2/1/54	2,300,000	$2,223,991	(j)
Federal National Mortgage Association (FNMA)	5.000%	2/1/54	4,000,000	3,948,228	(j)
Federal National Mortgage Association (FNMA)	5.500%	2/1/54	1,600,000	1,604,804	(j)

Total FNMA				7,777,023

GNMA - 3.6%
Government National Mortgage Association (GNMA) II	4.500%	2/20/54	3,300,000	3,213,308	(j)
Government National Mortgage Association (GNMA) II	5.000%	2/20/54	4,500,000	4,470,786	(j)
Government National Mortgage Association (GNMA) II	5.500%	2/20/54	4,000,000	4,026,210	(j)

Total GNMA				11,710,304

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $19,445,277)				19,487,327

ASSET-BACKED SECURITIES - 4.6%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. Term SOFR + 2.589%)	7.925%	1/25/34	157,931	145,716	(g)
Bayview Financial Mortgage Pass- Through Trust, 2006-C 2A3 (1 mo. Term SOFR + 0.549%)	5.886%	11/28/36	1,443,791	1,229,229	(g)
BlueMountain CLO Ltd., 2020-29A ER (3 mo. Term SOFR + 7.122%)	12.446%	7/25/34	4,390,000	4,302,446	(b)(g)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	708,620	711,024	(g)
Dryden CLO Ltd., 2021-95A SUB	0.000%	8/20/34	3,420,000	2,164,236	(b)(g)
Elmwood CLO Ltd., 2019-2A SUB	0.000%	4/20/34	6,250,000	4,777,322	(b)(g)
SMB Private Education Loan Trust, 2021-A D2	3.860%	1/15/53	1,662,386	1,464,023	(b)

TOTAL ASSET-BACKED SECURITIES (Cost — $17,051,199)				14,793,996

COLLATERALIZED MORTGAGE OBLIGATIONS (k) - 4.4%
AREIT Trust, 2021-CRE5 B (1 mo. Term SOFR + 1.934%)	7.266%	11/17/38	807,000	772,839	(b)(g)
Benchmark Mortgage Trust, 2020-IG3 C	3.391%	9/15/48	1,190,000	587,874	(b)(g)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	11.118%	5/15/37	1,390,000	1,379,886	(b)(g)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.590%	10/15/36	2,570,000	2,453,963	(b)(g)

See Notes to Schedule of Investments.

10	Western Asset Macro Opportunities Fund 2024 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 B1 (30 Day Average SOFR + 5.650%)	10.995%	4/25/42	780,000	$836,652	(b)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B (30 Day Average SOFR + 8.064%)	13.409%	5/25/25	1,527,746	1,607,392	(g)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	10.080%	11/15/32	1,032,000	1,000,919	(b)(g)
GS Mortgage Securities Corp. Trust, 2018-SRP5 C (1 mo. Term SOFR + 4.364%)	9.698%	9/15/31	6,607,481	1,488,317	(b)(g)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	5.990%	11/25/36	1,410,800	1,163,951	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. Term SOFR + 8.622%)	13.956%	6/15/35	10,570,000	129,419	(b)(g)
MHC Trust, 2021-MHC2 E (1 mo. Term SOFR + 2.064%)	7.397%	5/15/38	680,000	670,751	(b)(g)
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.207%	10/15/54	7,218,152	378,778	(g)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	61,274	57,157
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000x1mo. Term SOFR + 5.436%)	0.100%	2/25/36	1,665,814	145,772	(g)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.847%	5/15/38	1,000,000	874,870	(b)(g)
Starwood Retail Property Trust, 2014- STAR E	8.500%	11/15/27	5,070,000	23,525	(b)(g)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. Term SOFR + 1.074%)	6.410%	12/25/45	1,209,746	716,578	(g)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $36,003,558)				14,288,643

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report	11

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 1.7%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	7.329%	12/7/30	1,339,339	$1,320,421	(g)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.948%	1/31/28	360,000	354,123	(g)(l)(m)

TOTAL COMMUNICATION SERVICES				1,674,544

CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co., Term Loan B5 (1 mo. Term SOFR + 2.250%)	7.583%	9/23/30	739,793	737,018	(g)(l)(m)
Alterra Mountain Co., 2028 Term Loan B (1 mo. Term SOFR + 3.614%)	8.947%	8/17/28	277,016	277,501	(g)(l)(m)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 3.614%)	8.970%	11/25/30	390,000	389,025	(g)(l)(m)

TOTAL CONSUMER DISCRETIONARY				1,403,544

FINANCIALS - 0.5%
Financial Services - 0.3%
GTCR W Merger Sub LLC, Initial USD
Term Loan	—	9/20/30	600,000	600,813	(n)
Jane Street Group LLC, 2021 Term Loan
(1 mo. Term SOFR + 2.614%)	7.951%	1/26/28	324,041	323,164	(g)(l)(m)

Total Financial Services				923,977

Insurance - 0.2%
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.683%	8/21/28	544,350	539,059	(g)(l)(m)

TOTAL FINANCIALS				1,463,036

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 5.762%)	11.087%	11/16/28	629,793	629,302	(g)(l)(m)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. Term SOFR + 3.364%)	8.697%	3/5/26	267,456	266,980	(g)(l)(m)

TOTAL HEALTH CARE				896,282

TOTAL SENIOR LOANS (Cost - $5,420,286)				5,437,406

See Notes to Schedule of Investments.

12	Western Asset Macro Opportunities Fund 2024 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.1%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
DISH Network Corp., Senior Notes (Cost - $3,617,298)	2.375%	3/15/24	3,650,000	$3,579,373

	Expiration Date	Contracts	Notional Amount†
PURCHASED OPTIONS - 1.0%
Exchange-Traded Purchased Options - 1.0%
Australian Dollar Futures, Call @ $66.500	2/9/24	49	49,000	10,780
Australian Dollar Futures, Call @ $67.000	2/9/24	27	27,000	2,430
Australian Dollar Futures, Call @ $68.000	2/9/24	27	27,000	405
British Pound Futures, Put @ $125.500	3/8/24	41	25,625	12,812
British Pound Futures, Put @ $125.500	4/5/24	41	25,625	21,525
Euro Futures, Put @ $1.090	2/9/24	55	6,875,000	48,812
Euro Futures, Put @ $1.095	2/9/24	27	3,375,000	35,437
Euro Futures, Put @ $1.100	2/9/24	55	6,875,000	100,375
SOFR 1-Year Mid-Curve Futures, Call @ $95.750	3/15/24	301	752,500	539,919
U.S. Treasury 5-Year Notes Futures, Call @ $107.750	2/23/24	158	158,000	141,953
U.S. Treasury 5-Year Notes Futures, Call @ $108.000	2/23/24	371	371,000	275,352
U.S. Treasury 10-Year Notes Futures, Call @ $111.500	2/23/24	520	520,000	625,625
U.S. Treasury 10-Year Notes Futures, Call @ $112.000	2/23/24	54	54,000	48,094
U.S. Treasury 10-Year Notes Futures, Call @ $112.500	2/23/24	270	270,000	172,969
U.S. Treasury Long-Term Bonds Futures, Call @ $121.500	2/23/24	107	107,000	202,297
U.S. Treasury Long-Term Bonds Futures, Call @ $120.000	3/22/24	244	244,000	865,438

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $2,111,199)				3,104,223

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report	13

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Euro, Call @ $1.055	JPMorgan Chase & Co.	2/2/24	3,766,667	3,766,667	$0	(o)
U.S. Dollar/Euro, Call @ $1.080	Citibank N.A.	2/27/24	5,000,000	5,000,000	26,685
U.S. Dollar/Euro, Call @ $1.085	Goldman Sachs Group Inc.	3/25/24	7,300,000	7,300,000	70,634
U.S. Dollar/South African Rand, Put @ 18.210ZAR	Goldman Sachs Group Inc.	4/8/24	3,777,000	3,777,000	40,946
U.S. Dollar/Swiss Franc, Call @ 0.873CHF	Goldman Sachs Group Inc.	3/15/24	2,850,000	2,850,000	10,134

TOTAL OTC PURCHASED OPTIONS (Cost - $204,738)					148,399

TOTAL PURCHASED OPTIONS (Cost - $2,315,937)					3,252,622

		RATE	MATURITY DATE	FACE AMOUNT†
MUNICIPAL BONDS - 0.3%
California - 0.1%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A		7.000%	10/1/39	360,000	384,993	(b)

Michigan - 0.2%
Detroit, MI, GO, Financial Recovery, Series B-1, Step bond (4.000% to 4/1/34 then 6.000%)		4.000%	4/1/44	820,000	620,572

TOTAL MUNICIPAL BONDS (Cost - $1,075,232)					1,005,565

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
U.S. Treasury Bonds, Inflation Indexed (Cost - $708,486)		1.500%	2/15/53	805,709	723,291

				Shares
COMMON STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Corp. (Cost - $432,213)				40,182	269,621

See Notes to Schedule of Investments.

14	Western Asset Macro Opportunities Fund 2024 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes (Cost - $195,513)	3.875%	7/2/40	7,604,819	UYU	$208,437

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
INDUSTRIALS - 0.0%††
Passenger Airlines - 0.0%††
flyExclusive Inc. (Cost - $58,936)		5/28/28	61,553		17,666	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $342,125,595)					313,789,759

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.7%
Western Asset Premier Institutional
Government Reserves, Premium Shares
(Cost - $2,186,106)	5.275%		2,186,106		2,186,106	(p)(q)

TOTAL INVESTMENTS - 97.6% (Cost - $344,311,701)					315,975,865
Other Assets in Excess of Liabilities - 2.4%					7,693,402

TOTAL NET ASSETS - 100.0%					$323,669,267

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report	15

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)	The coupon payment on this security is currently in default as of January 31, 2024.

(e)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts. (f) Security has no maturity date. The date shown represents the next call date.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At January 31, 2024, the Fund held TBA securities with a total cost of $19,445,277.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	All or a portion of this loan has not settled as of January 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(o)	Value is less than $1.

(p)	Rate shown is one-day yield as of the end of the reporting period.

(q)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $2,186,106 and the cost was $2,186,106 (Note 2).

See Notes to Schedule of Investments.

16	Western Asset Macro Opportunities Fund 2024 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLO	— Collateralized Loan Obligation
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JMD	— Jamaican Dollar
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
PLN	— Polish Zloty
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

At January 31, 2024, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
3-Month SOFR Futures, Call	3/15/24	$95.000		364	910,000		$(36,400)
3-Month SOFR Futures, Call	12/13/24	96.250		322	805,000		(340,112)
3-Month SOFR Futures, Put	3/15/24	95.000		208	520,000		(65,000)
Australian Dollar Futures, Call	2/9/24	66.000		26	26,000		(11,180)
Euro-Bund Futures, Put	2/23/24	134.000	EUR	26	2,600,000	EUR	(9,834)
Japanese Yen Futures, Call	2/9/24	71.000		22	27,500		(688)
U.S. Treasury 5-Year Notes Futures, Call	2/23/24	108.750		319	319,000		(122,117)
U.S. Treasury 5-Year Notes Futures, Call	2/23/24	109.000		477	477,000		(145,336)
U.S. Treasury 5-Year Notes Futures, Put	2/23/24	107.500		403	403,000		(75,563)
U.S. Treasury 10-Year Notes Futures, Call	2/23/24	112.750		553	553,000		(293,781)
U.S. Treasury 10-Year Notes Futures, Call	2/23/24	113.000		160	160,000		(72,500)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report	17

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

SECURITY	EXPIRATION DATE		STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury Long-Term Bonds Futures, Call	2/23/24		$123.000		52	52,000	$(59,313)
U.S. Treasury Long-Term Bonds Futures, Call	2/23/24		125.000		19	19,000	(9,797)
U.S. Treasury Long-Term Bonds Futures, Call	3/22/24		123.000		488	488,000	(915,000)
U.S. Treasury Long-Term Bonds Futures, Call	3/22/24		125.000		162	162,000	(184,781)
U.S. Treasury Long-Term Bonds Futures, Put	2/23/24		121.000		135	135,000	(116,016)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $2,295,495)							(2,457,418)

OTC WRITTEN OPTIONS
	COUNTERPARTY
U.S. Dollar/Australian Dollar, Put	JPMorgan Chase & Co.	2/23/24	0.680		3,320,000	3,320,000	(4,152)
U.S. Dollar/Brazilian Real, Call	Goldman Sachs Group Inc.	2/7/24	4.896	BRL	3,525,000	3,525,000	(40,885)
U.S. Dollar/Brazilian Real, Put	Goldman Sachs Group Inc.	2/7/24	4.896	BRL	3,525,000	3,525,000	(9,112)
U.S. Dollar/Euro, Put	Goldman Sachs Group Inc.	3/25/24	1.120		7,300,000	7,300,000	(10,754)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	2/16/24	16.868	MXN	3,319,506	3,319,506	(5,237)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	2/27/24	16.920	MXN	3,280,000	3,280,000	(11,754)
U.S. Dollar/Swiss Franc, Call	Goldman Sachs Group Inc.	3/15/24	0.889	CHF	2,850,000	2,850,000	(2,782)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $268,877)							(84,676)

TOTAL WRITTEN OPTIONS (Premiums received - $2,564,372)							$(2,542,094)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:
BRL	— Brazilian Real
CHF	— Swiss Franc
EUR	— Euro
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

18	Western Asset Macro Opportunities Fund 2024 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

At January 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	1,118	3/26	$269,243,595	$270,556,000	$1,312,405
Euro-Bund	454	3/24	65,560,856	66,653,145	1,092,289
Euro-Buxl	62	3/24	8,874,011	9,216,988	342,977
Japanese Yen	307	3/24	26,678,664	26,415,431	(263,233)
Mexican Peso	1,003	3/24	28,566,208	29,011,775	445,567
U.S. Treasury 2-Year Notes	2,913	3/24	593,937,725	599,076,656	5,138,931
U.S. Treasury 5-Year Notes	1,795	3/24	193,499,145	194,561,181	1,062,036
U.S. Treasury Long-Term Bonds	2,171	3/24	254,427,044	265,608,281	11,181,237
U.S. Treasury Ultra Long- Term Bonds	937	3/24	114,191,659	121,077,969	6,886,310
United Kingdom Long Gilt Bonds	120	3/24	14,528,030	15,203,038	675,008

					27,873,527

Contracts to Sell:
3-Month EURIBOR	2,421	3/24	630,142,061	629,597,867	544,194
3-Month EURIBOR	108	12/24	28,476,278	28,466,935	9,343
3-Month SOFR	1,556	3/24	367,647,551	368,169,050	(521,499)
3-Month SOFR	662	3/25	159,325,943	159,169,625	156,318
Australian Dollar	68	3/24	4,527,461	4,491,400	36,061
British Pound	18	3/24	1,433,880	1,430,437	3,443
Euro	36	3/24	4,930,966	4,887,225	43,741
Japanese 10-Year Bonds	144	3/24	142,219,492	143,090,094	(870,602)
U.S. Treasury 10-Year Notes	1,840	3/24	206,205,415	206,683,759	(478,344)
U.S. Treasury Ultra 10-Year Notes	2,287	3/24	258,653,747	267,293,125	(8,639,378)

					(9,716,723)

Net unrealized appreciation on open futures contracts					$18,156,804

Abbreviation(s) used in this table:

Buxl	—Ultra Long German Bond
EURIBOR	—Euro Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report	19

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

At January 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	19,117,035	USD	1,106,502	Goldman Sachs Group Inc.	2/21/24	$104
USD	1,403,000	ZAR	26,265,282	Goldman Sachs Group Inc.	4/10/24	8,394
CNH	23,463,651	USD	3,274,302	Bank of America N.A.	4/19/24	6,818
USD	3,225,302	IDR	50,775,936,482	Bank of America N.A.	4/19/24	12,212
USD	3,218,961	INR	268,686,637	Bank of America N.A.	4/19/24	(5,676)
NOK	85,318,249	USD	8,353,274	BNP Paribas SA	4/19/24	(226,477)
USD	332,435	GBP	261,500	BNP Paribas SA	4/19/24	846
USD	1,715,299	NOK	17,632,000	BNP Paribas SA	4/19/24	35,803
AUD	29,178,705	USD	19,563,855	Citibank N.A.	4/19/24	(372,683)
EUR	1,129,000	USD	1,239,800	Citibank N.A.	4/19/24	(15,577)
GBP	390,000	USD	496,357	Citibank N.A.	4/19/24	(1,828)
USD	3,674,642	EUR	3,334,578	Citibank N.A.	4/19/24	58,815
USD	8,575,220	GBP	6,725,346	Citibank N.A.	4/19/24	47,316
USD	7,100,959	TWD	216,096,396	Citibank N.A.	4/19/24	131,869
USD	3,268,529	GBP	2,567,620	Goldman Sachs Group Inc.	4/19/24	12,724
USD	8,283,639	JPY	1,180,327,414	Goldman Sachs Group Inc.	4/19/24	164,142
USD	17,807,671	PLN	70,552,213	Goldman Sachs Group Inc.	4/19/24	205,957
USD	4,286,201	ZAR	80,419,628	Goldman Sachs Group Inc.	4/19/24	19,491
KRW	9,006,342,333	USD	6,906,069	JPMorgan Chase & Co.	4/19/24	(128,140)
MXN	3,890,000	USD	222,061	JPMorgan Chase & Co.	4/19/24	1,014
USD	4,098,602	CNH	29,238,032	JPMorgan Chase & Co.	4/19/24	10,000
USD	21,201,709	IDR	328,202,461,450	JPMorgan Chase & Co.	4/19/24	433,126
USD	1,335,925	MXN	23,051,662	JPMorgan Chase & Co.	4/19/24	14,005
USD	22,026,362	MXN	378,661,792	JPMorgan Chase & Co.	4/19/24	311,642
BRL	40,718,602	USD	8,238,296	Morgan Stanley & Co. Inc.	4/19/24	(85,678)
USD	1,503	CAD	2,013	Morgan Stanley & Co. Inc.	4/19/24	5
USD	11,892,616	INR	992,676,645	Morgan Stanley & Co. Inc.	4/19/24	(20,969)
USD	72,369	JPY	10,411,017	Morgan Stanley & Co. Inc.	4/19/24	752

Net unrealized appreciation on open forward foreign currency contracts						$618,007

See Notes to Schedule of Investments.

20	Western Asset Macro Opportunities Fund 2024 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At January 31, 2024, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A.	122,898,368BRL	1/4/27	BRL-CDI**	11.993%**	$799,716	—	$799,716
BNP Paribas SA	142,015,300BRL	1/2/29	BRL-CDI**	12.610%**	1,924,215	—	1,924,215
JPMorgan Chase & Co.	4,588,200BRL	1/2/29	BRL-CDI**	12.893%**	70,113	—	70,113

Total					$2,794,044	—	$2,794,044

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
144,900,000	6/4/24	Daily SOFR Compound**	4.600%**	$(388,970	) $	1,143	$(390,113)
170,428,000	10/13/25	Daily SOFR Compound**	1.396%**	(3,676,180)		—	(3,676,180)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report	21

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
21,316,000		10/31/30	3.530% annually	Daily SOFR Compound annually	$41,282	$92,433	$(51,151)
6,990,000		10/31/30	3.540% annually	Daily SOFR Compound annually	9,433	78,894	(69,461)
54,546,000		5/15/32	3.220% annually	Daily SOFR Compound annually	1,442,212	1,327,229	114,983
228,101,667	MXN	10/25/32	28-Day MXN TIIE - Banxico every 28 days	9.260% every 28 days	527,040	—	527,040
165,225,000	MXN	3/1/33	28-Day MXN TIIE - Banxico every 28 days	8.450% every 28 days	(105,175)	—	(105,175)
86,740,000		2/15/48	2.600% annually	Daily SOFR Compound annually	13,830,946	5,816,196	8,014,750
6,113,000		2/15/48	3.050% annually	Daily SOFR Compound annually	535,001	111,623	423,378
20,162,000		5/15/48	3.150% annually	Daily SOFR Compound annually	1,442,555	(1,745,169)	3,187,724

Total					$13,658,144	$5,682,349	$7,975,795

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, due 10/1/26	$3,270,000	6/20/26	1.019%	1.000% quarterly	$(1,402)	$(153,692)	$152,290

See Notes to Schedule of Investments.

22	Western Asset Macro Opportunities Fund 2024 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.41 Index	$104,075,400	12/20/28	1.000% quarterly	$1,995,102	$1,231,730	$763,372

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[5]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.41 Index	$25,337,664	12/20/28	5.000% quarterly	$(1,406,413)	$(170,066)	$(1,236,347)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2024 Quarterly Report	23

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

Reference rate(s) and their value(s) as of period end used in this table:

Reference
Reference Index	Rate
28-Day MXN TIIE - Banxico	11.501%
BRL-CDI	11.650%
Daily SOFR Compound	5.320%

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazilian Cetip InterBank Deposit Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

24	Western Asset Macro Opportunities Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third

Western Asset Macro Opportunities Fund 2024 Quarterly Report	25

Notes to Schedule of Investments (unaudited) (cont’d)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26	Western Asset Macro Opportunities Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$120,395,773	—	$120,395,773
Corporate Bonds & Notes	—	96,206,450	—	96,206,450
U.S. Government & Agency Obligations	—	34,123,589	—	34,123,589
Mortgage-Backed Securities	—	19,487,327	—	19,487,327
Asset-Backed Securities	—	14,793,996	—	14,793,996
Collateralized Mortgage Obligations	—	14,288,643	—	14,288,643
Senior Loans	—	5,437,406	—	5,437,406
Convertible Bonds & Notes	—	3,579,373	—	3,579,373
Purchased Options:
Exchange-Traded Purchased Options	$3,104,223	—	—	3,104,223
OTC Purchased Options	—	148,399	—	148,399
Municipal Bonds	—	1,005,565	—	1,005,565
U.S. Treasury Inflation Protected Securities	—	723,291	—	723,291
Common Stocks	269,621	—	—	269,621
Non-U.S. Treasury Inflation Protected Securities	—	208,437	—	208,437
Warrants	—	17,666	—	17,666

Total Long-Term Investments	3,373,844	310,415,915	—	313,789,759

Short-Term Investments†	2,186,106	—	—	2,186,106

Total Investments	$5,559,950	$310,415,915	—	$315,975,865

Western Asset Macro Opportunities Fund 2024 Quarterly Report	27

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$28,929,860	—	—	$28,929,860
Forward Foreign Currency Contracts††	—	$1,475,035	—	1,475,035
OTC Interest Rate Swaps	—	2,794,044	—	2,794,044
Centrally Cleared Interest Rate Swaps††	—	12,267,875	—	12,267,875
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	152,290	—	152,290
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	763,372	—	763,372

Total Other Financial Instruments	$28,929,860	$17,452,616	—	$46,382,476

Total	$34,489,810	$327,868,531	—	$362,358,341

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$2,457,418	—	—	$2,457,418
OTC Written Options	—	$84,676	—	84,676
Futures Contracts††	10,773,056	—	—	10,773,056
Forward Foreign Currency Contracts††	—	857,028	—	857,028
Centrally Cleared Interest Rate Swaps††	—	4,292,080	—	4,292,080
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	1,236,347	—	1,236,347

Total	$13,230,474	$6,470,131	—	$19,700,605

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership

28	Western Asset Macro Opportunities Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2024. The following transactions were effected in such company for the period ended January 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024

		Cost	Shares	Proceeds	Shares
Western Asset
Premier
Institutional
Government
Reserves, Premium
Shares	$4,478,088	$56,523,722	56,523,722	$58,815,704	58,815,704	—	$68,428	—	$2,186,106

Western Asset Macro Opportunities Fund 2024 Quarterly Report	29